JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 137.2% (96.4% of Total Investments)

	COMMON STOCKS – 59.2% (41.6% of Total Investments)

	Air Freight & Logistics – 0.8%

72,178	bpost SA, (2)	$778,728
75,129	Oesterreichische Post AG, (2)	3,179,355
	Total Air Freight & Logistics	3,958,083

	Commercial Services & Supplies – 0.3%

103,868	Covanta Holding Corp	1,797,955

	Diversified Telecommunication Services – 1.4%

1,091,785	HKBN Ltd, (2)	1,739,831
1,017,699	HKT Trust & HKT Ltd	1,636,107
6,339,318	NetLink NBN Trust	3,882,408
	Total Diversified Telecommunication Services	7,258,346

	Electric Utilities – 7.2%

2,693,418	AusNet Services, (2)	3,396,504
10,205	Cia de Transmissao de Energia Eletrica Paulista	201,058
885,901	Contact Energy Ltd, (2)	4,191,945
13,656	Endesa SA, (2), (3)	348,507
245,392	Enel Chile SA	1,271,131
824,279	Enel SpA, (2)	5,281,819
833,373	Infratil Ltd, (2)	2,367,235
261,203	Mercury NZ Ltd, (2)	694,011
707,837	Power Assets Holdings Ltd, (2)	4,910,929
19,931	PPL Corp	632,610
87,875	Southern Company	4,541,380
3,308,674	Spark Infrastructure Group, (2)	5,361,646
39,725	SSE PLC, (2)	614,618
76,379	Terna Rete Elettrica Nazionale SpA, (2)	484,763
371,893	Transmissora Alianca de Energia Eletrica SA	2,355,587
	Total Electric Utilities	36,653,743

	Equity Real Estate Investment Trusts – 32.9%

126,685	Abacus Property Group, (2)	334,954
55,246	AEW UK REIT PLC, (2)	66,343
4,051	Altarea SCA	835,226
210,107	Armada Hoffler Properties Inc.	3,275,568
891,160	Assura PLC	666,237
210,721	Automotive Properties Real Estate Investment Trust	1,699,833
84,008	Brixmor Property Group Inc.	1,543,227
152,540	Brookfield Property REIT Inc.	3,125,545
378,098	CapitaLand Commercial Trust, (2)	541,716
317,850	Centuria Industrial REIT, (2)	679,933
547,253	Centuria Metropolitan REIT	971,442
124,461	City Office REIT Inc.	1,407,654
11,534	Cofinimmo SA	1,531,891
982,372	Concentradora Fibra Hotelera Mexicana SA de CV, 144A	480,804
3,235	CoreSite Realty Corp	346,210
33,220	Covivio	3,525,226
2,737,999	Cromwell European Real Estate Investment Trust	1,504,962
227,604	CT Real Estate Investment Trust	2,445,761
177,597	Dream Global Real Estate Investment Trust	1,883,151
221,318	Dream Industrial Real Estate Investment Trust	1,975,773
149,340	Easterly Government Properties Inc.	2,689,613
3,499,948	Fortune Real Estate Investment Trust, (2)	4,611,175

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

1,780,754	Frasers Centrepoint Trust	$3,127,242
6,397,999	Frasers Logistics & Industrial Trust, (2)	5,479,855
19,645	Gaming and Leisure Properties Inc.	757,708
236,415	GDI Property Group	233,334
135,077	Growthpoint Properties Australia Ltd, (2)	398,189
117,341	HCP Inc.	3,672,773
57	Hersha Hospitality Trust	977
36,095	ICADE	3,052,914
3,943,626	IGB Real Estate Investment Trust	1,787,069
51,257	Immobiliare Grande Distribuzione SIIQ SpA	370,284
169,737	Independence Realty Trust Inc.	1,831,462
61,988	Intervest Offices & Warehouses NV	1,672,318
8,691	Investors Real Estate Trust	520,678
134,036	Iron Mountain Inc.	4,752,917
100	Kenedix Retail REIT Corp, (2)	243,998
3,322,053	Keppel DC REIT, (2)	3,680,313
32,951	Lexington Realty Trust	298,536
13,323	LTC Properties Inc.	610,193
15,966	Macerich Co/The	692,126
249,329	Macquarie Mexico Real Estate Management SA de CV, 144A	272,190
923,062	Mapletree Commercial Trust, (2)	1,287,786
887,614	Mapletree Industrial Trust, (2)	1,376,366
4,183,856	Mapletree Logistics Trust, (2)	4,510,529
147,266	MedEquities Realty Trust Inc.	1,639,071
239,180	Medical Properties Trust Inc.	4,427,222
235,857	MGM Growth Properties LLC, Class A	7,606,388
789	National Health Investors Inc.	61,976
623,459	National Storage REIT	781,342
553,259	NewRiver REIT PLC, (2)	1,720,600
725,546	Nexus Real Estate Investment Trust	1,091,292
12,974	Northview Apartment Real Estate Investment Trust	281,742
379,350	NorthWest Healthcare Properties Real Estate Investment Trust	3,309,927
45,771	NSI NV	1,943,356
74,759	Omega Healthcare Investors Inc.	2,852,056
1,386,720	Parkway Life Real Estate Investment Trust, (2)	2,988,868
2,550	Physicians Realty Trust	47,965
605,003	PLA Administradora Industrial S de RL de CV	926,974
93	Plaza Retail REIT	288
33,266	Retail Properties of America Inc.	405,512
1,815	Ryman Hospitality Properties Inc.	149,266
786,303	Scentre Group, (2)	2,295,291
136,923	SITE Centers Corporation	1,864,891
167,447	Slate Office REIT	765,594
231,908	STAG Industrial Inc.	6,876,072
2,323	Star Asia Investment Corp, (2)	2,292,448
529,553	Stride Property Group, (2)	728,674
384,931	Summit Industrial Income REIT	3,465,200
411,908	Sunlight Real Estate Investment Trust	308,015
192,115	Suntec Real Estate Investment Trust, (2)	276,814
1,532,320	Target Healthcare REIT Ltd	2,295,135
300,248	Tritax EuroBox PLC, 144A, (2)	380,105
103,219	True North Commercial Real Estate Investment Trust	513,643
23,904	Urstadt Biddle Properties Inc.	493,379
207,627	Ventas Inc.	13,248,679
634,472	VEREIT Inc.	5,310,531
246,911	VICI Properties Inc.	5,402,413
492,389	Vicinity Centres, (2)	909,129
1,909,280	Viva Energy REIT, (2)	3,444,376
655,266	Warehouse Reit PLC, (2)	879,054
48,926	Welltower Inc.	3,796,658
19,480	WP Carey Inc.	1,525,868
279,390	WPT Industrial Real Estate Investment Trust	3,889,109
	Total Equity Real Estate Investment Trusts	167,966,924

Shares	Description (1)	Value

	Gas Utilities – 0.8%

154,622	Naturgy Energy Group SA, (2), (3)	$4,327,785

	Health Care Providers & Services – 0.2%

56,074	Sienna Senior Living Inc.	794,313

	Independent Power & Renewable Electricity Producers – 0.6%

33,607	Brookfield Renewable Partners LP	1,071,320
786,702	Meridian Energy Ltd, (2)	2,244,272
	Total Independent Power & Renewable Electricity Producers	3,315,592

	Industrial Conglomerates – 0.2%

194,653	Hopewell Holdings Ltd, (2)	957,728

	Media – 0.6%

188,010	Eutelsat Communications SA, (2)	3,292,427

	Mortgage Real Estate Investment Trusts – 2.3%

96,376	Blackstone Mortgage Trust Inc.	3,330,755
89,432	KKR Real Estate Finance Trust Inc.	1,790,429
131,893	Starwood Property Trust Inc.	2,947,809
177,486	TPG RE Finance Trust Inc.	3,478,726
	Total Mortgage Real Estate Investment Trusts	11,547,719

	Multi-Utilities – 3.1%

32,619	Brookfield Infrastructure Partners LP	1,365,757
26,918	Dominion Energy Inc.	2,063,534
339,701	Engie SA, (2)	5,065,907
33,309	National Grid PLC	1,859,975
1,031,728	REN-Redes Energeticas Nacionais SGPS SA, (2)	2,944,144
1,101,181	Vector Ltd, (2)	2,685,797
	Total Multi-Utilities	15,985,114

	Oil, Gas & Consumable Fuels – 5.2%

45,498	Enagas SA, (2)	1,324,557
168,996	Enbridge Inc.	6,127,795
64,790	Energy Transfer LP	995,822
214,133	Enterprise Products Partners LP	6,231,270
35,815	Equitrans Midstream Corp	780,051
5,883	Gibson Energy Inc.	101,121
520	Magellan Midstream Partners LP	31,528
36,456	MPLX LP	1,199,038
28,107	ONEOK Inc.	1,962,993
2,367	Pembina Pipeline Corp	86,950
1,221,370	Snam SpA, (2)	6,282,888
34,162	Targa Resources Corp	1,419,431
3,797	Williams Cos Inc./The	109,050
	Total Oil, Gas & Consumable Fuels	26,652,494

	Real Estate Management & Development – 0.8%

135,804	Atrium European Real Estate Ltd, (2)	507,633
259,149	Corp Inmobiliaria Vesta SAB de CV	373,832
161,818	Dios Fastigheter AB, (2)	1,329,275
2,188,367	Sirius Real Estate Ltd	1,807,051
	Total Real Estate Management & Development	4,017,791

	Road & Rail – 0.5%

388,374	Aurizon Holdings Ltd, (2)	1,255,606
571,059	ComfortDelGro Corp Ltd, (2)	1,085,380
	Total Road & Rail	2,340,986

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 0.2%

1,253	Canadian Solar Infrastructure Fund Inc., (2)			$1,136,903

	Transportation Infrastructure – 1.4%

50,256	Atlantia SpA, (2)			1,303,334
216,948	CCR SA			650,509
7,866	Grupo Aeroportuario del Pacifico SAB de CV			699,838
43,004	Macquarie Infrastructure Corp			1,772,625
508,650	Sydney Airport, (2)			2,685,079
	Total Transportation Infrastructure			7,111,385

	Water Utilities – 0.7%

626,168	Aguas Andinas SA, (2)			356,004
7,316	Cia de Saneamento do Parana			140,047
1,150,080	Inversiones Aguas Metropolitanas SA, (2)			1,757,802
112,693	United Utilities Group PLC, (2)			1,196,874
	Total Water Utilities			3,450,727
	Total Common Stocks (cost $270,591,584)			302,566,015

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 23.2% (16.3% of Total Investments)

	Electric Utilities – 3.5%

69,401	Entergy Arkansas LLC	4.875%	A	$1,721,145
27,222	Entergy Louisiana LLC	4.875%	A	681,367
113,538	Georgia Power Co	5.000%	BBB	2,845,262
128,654	Integrys Holding Inc., (2)	6.000%	BBB	3,345,004
44,805	NextEra Energy Capital Holdings Inc.	5.650%	BBB	1,136,703
26,537	NextEra Energy Capital Holdings Inc.	5.000%	BBB	652,545
83,917	NextEra Energy Capital Holdings Inc.	5.250%	BBB	2,110,513
120,691	Southern Co/The	5.250%	BBB	3,028,137
89,216	Southern Co/The	5.250%	BBB	2,223,263
	Total Electric Utilities			17,743,939

	Equity Real Estate Investment Trusts – 13.4%

30,782	American Homes 4 Rent	6.500%	BB	815,723
86,912	American Homes 4 Rent	6.350%	BB	2,268,403
74,330	American Homes 4 Rent	5.875%	BB	1,832,235
71,889	American Homes 4 Rent	5.875%	BB	1,786,442
51,203	Brookfield Property REIT Inc.	6.375%	N/R	1,295,436
100,762	CBL & Associates Properties Inc.	7.375%	B	978,399
25,258	Cedar Realty Trust Inc.	7.250%	N/R	619,074
92,942	Cedar Realty Trust Inc.	6.500%	N/R	1,975,018
90,507	City Office REIT Inc.	6.625%	N/R	2,253,624
50,799	Colony Capital Inc.	7.125%	N/R	1,152,121
81,545	Colony Capital Inc.	7.125%	N/R	1,801,329
3,755	Colony Capital Inc.	7.150%	N/R	84,976
19,379	Colony Capital Inc.	7.500%	N/R	440,678
82,063	Digital Realty Trust Inc.	5.850%	Baa3	2,054,037
56,542	Digital Realty Trust Inc.	5.250%	Baa3	1,338,915
75,076	EPR Properties	5.750%	Baa3	1,785,307
14,423	Gladstone Commercial Corp	7.000%	N/R	371,681
54,969	Hersha Hospitality Trust	6.875%	N/R	1,327,501
148,424	Hersha Hospitality Trust	6.500%	N/R	3,397,425
106,247	Hersha Hospitality Trust	6.500%	N/R	2,537,178
125,109	Investors Real Estate Trust	6.625%	N/R	3,102,703
56,866	Kimco Realty Corp	5.250%	Baa2	1,324,978
1,713	Mid-America Apartment Communities Inc.	8.500%	BBB–	105,349
115,874	Monmouth Real Estate Investment Corp	6.125%	N/R	2,779,817
31,005	National Retail Properties Inc.	5.200%	Baa2	751,871
80,999	Pebblebrook Hotel Trust	6.300%	N/R	2,016,875
105,537	Pebblebrook Hotel Trust	6.500%	N/R	2,716,522
78,259	Pebblebrook Hotel Trust	6.375%	N/R	2,054,299

Shares		Description (1)	Coupon		Ratings (4)	Value

		Equity Real Estate Investment Trusts (continued)

23,812		Pennsylvania Real Estate Investment Trust	6.875%		N/R	$507,434
47,106		PS Business Parks Inc.	5.250%		BBB	1,154,097
62,232		PS Business Parks Inc.	5.200%		Baa2	1,477,388
60,259		Public Storage	5.600%		A3	1,551,067
398		Rexford Industrial Realty Inc.	5.875%		BB+	9,803
31,238		Saul Centers Inc.	6.125%		N/R	751,274
75,510		SITE Centers Corp	6.375%		BB+	1,921,729
32,894		STAG Industrial Inc.	6.875%		BB+	869,059
38,251		Summit Hotel Properties Inc.	6.450%		N/R	941,357
117,011		Summit Hotel Properties Inc.	6.250%		N/R	2,719,336
18,255		Sunstone Hotel Investors Inc.	6.950%		N/R	487,408
87,052		Sunstone Hotel Investors Inc.	6.450%		N/R	2,222,438
53,940		UMH Properties Inc.	8.000%		N/R	1,399,204
88,144		UMH Properties Inc.	6.750%		N/R	2,255,605
33,227		Urstadt Biddle Properties Inc.	6.750%		N/R	856,924
52,255		Urstadt Biddle Properties Inc.	6.250%		N/R	1,374,829
133,247		Vornado Realty Trust	5.250%		BBB–	3,124,642
		Total Equity Real Estate Investment Trusts				68,591,510

		Independent Power & Renewable Electricity Producers – 0.2%

55,837		Brookfield Renewable Partners LP	5.750%		BBB–	1,058,369

		Multi-Utilities – 4.0%

106,835		Brookfield Infrastructure Partners LP	5.350%		BBB–	1,998,634
53,972		CMS Energy Corp	5.875%		Baa2	1,389,779
177,229		Dominion Energy Inc.	5.250%		BBB–	4,475,032
59,218		DTE Energy Co	5.250%		Baa2	1,511,243
113,140		DTE Energy Co	5.375%		Baa2	2,842,077
83,994		DTE Energy Co	6.000%		Baa2	2,295,556
56,705		DTE Energy Co	5.250%		Baa2	1,419,893
93,500		Duke Energy Corp, (2)	5.750%		BBB	2,381,445
76,550		NiSource Inc.	6.500%		BBB–	2,017,093
		Total Multi-Utilities				20,330,752

		Oil, Gas & Consumable Fuels – 1.1%

58,881		NGL Energy Partners LP	9.000%		N/R	1,414,322
109,059		NuStar Energy LP	8.500%		B1	2,591,242
42,153		NuStar Energy LP	7.625%		B1	897,016
46,906		Pembina Pipeline Corp	5.750%		BB+	910,496
		Total Oil, Gas & Consumable Fuels				5,813,076

		Real Estate Management & Development – 1.0%

117,199		Brookfield Property Partners LP	6.500%		BB+	2,910,051
83,683		Landmark Infrastructure Partners LP	7.900%		N/R	2,092,075
		Total Real Estate Management & Development				5,002,126
		Total $25 Par (or similar) Retail Preferred (cost $119,888,707)				118,539,772

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 22.1% (15.6% of Total Investments)

		Commercial Services & Supplies – 2.3%

$1,435		Advanced Disposal Services Inc., 144A	5.625%	11/15/24	B	$1,463,700
775		Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	769,970
2,415		Covanta Holding Corp	5.875%	7/01/25	B1	2,457,262
900	EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	1,033,444
2,165		Hulk Finance Corp, 144A	7.000%	6/01/26	CCC+	2,051,338
865		Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	839,050
1,810		Tervita Escrow Corp, 144A	7.625%	12/01/21	B+	1,796,425
1,290		Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	1,241,625
		Total Commercial Services & Supplies				11,652,814

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Communications Equipment – 0.2%

$400		IHS Netherlands Holdco BV, 144A	9.500%	10/27/21	B+	$413,379
270		ViaSat Inc., 144A	5.625%	9/15/25	B	258,525
350		ViaSat Inc., 144A	5.625%	4/15/27	BB+	356,164
		Total Communications Equipment				1,028,068

		Construction & Engineering – 0.1%

600		International Airport Finance SA, 144A	12.000%	3/15/33	B	639,600

		Diversified Financial Services – 0.7%

425		Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BB+	437,750
592		Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	580,948
325		Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	315,202
485		Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB+	503,187
6,505	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,727,866
		Total Diversified Financial Services				3,564,953

		Diversified Telecommunication Services – 0.2%

1,000		CenturyLink Inc.	6.450%	6/15/21	BB	1,041,250

		Electric Utilities – 3.6%

640		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB–	644,800
1,080		Calpine Corp, 144A	5.250%	6/01/26	BB+	1,074,600
650		Cemig Geracao e Transmissao SA, 144A	9.250%	12/05/24	B+	704,437
1,300	GBP	Electricite de France SA, Reg S	5.875%	7/22/67	BBB	1,692,338
3,312		EnBW Energie Baden-Wuerttemberg AG, Reg S	5.125%	4/05/77	Baa2	3,405,749
700		Enel Americas SA	4.000%	10/25/26	BBB+	689,535
1,755		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,739,644
600		Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba1	519,000
500		LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	540,780
4,040		NextEra Energy Capital Holdings Inc.	4.800%	12/01/77	BBB	3,614,432
400		Pampa Energia SA, 144A	7.500%	1/24/27	B	353,080
1,890		Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB–	1,842,750
1,450		Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,506,187
		Total Electric Utilities				18,327,332

		Electronic Equipment, Instruments & Components – 0.1%

600		Listrindo Capital BV, 144A	4.950%	9/14/26	BB	580,500

		Energy Equipment & Services – 0.5%

315		Archrock Partners LP / Archrock Partners Finance Corp	6.000%	10/01/22	B+	317,363
1,550		Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,580,535
850		Transocean Poseidon Ltd, 144A	6.875%	2/01/27	B+	884,000
		Total Energy Equipment & Services				2,781,898

		Equity Real Estate Investment Trusts – 1.9%

1,250	SGD	Cache Logistics Trust, Reg S	5.500%	8/01/67	N/R	909,177
835		CoreCivic Inc.	4.750%	10/15/27	Ba1	710,276
740		CyrusOne LP / CyrusOne Finance Corp	5.375%	3/15/27	BBB–	765,678
1,200		Equinix Inc.	5.375%	5/15/27	BBB–	1,257,000
500		Equinix Inc.	5.875%	1/15/26	BBB–	526,725
765		GEO Group Inc./The	6.000%	4/15/26	B+	642,600
1,165		iStar Inc.	4.625%	9/15/20	BB	1,178,106
1,465		MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB–	1,490,637
990		Sabra Health Care LP	5.125%	8/15/26	BBB–	969,851
1,245		SBA Communications Corp	4.875%	9/01/24	BB–	1,257,824
		Total Equity Real Estate Investment Trusts				9,707,874

		Gas Utilities – 1.5%

1,480		AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	1,461,500
740		LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	699,300
1,650		National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB	1,617,000

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Gas Utilities (continued)

$1,695		NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	$1,635,675
1,145		Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB–	1,134,981
1,060		Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	1,004,350
		Total Gas Utilities				7,552,806

		Health Care Providers & Services – 1.1%

1,100		CHS/Community Health Systems Inc., 144A	8.000%	3/15/26	B	1,052,480
665		CHS/Community Health Systems Inc.	6.250%	3/31/23	BB	624,269
1,150		Encompass Health Corp	5.750%	9/15/25	B+	1,168,688
200		HCA Inc.	5.625%	9/01/28	Ba2	211,500
1,500		HCA Inc.	5.875%	2/01/29	Ba2	1,616,175
600		Tenet Healthcare Corp	6.750%	6/15/23	B–	618,000
400		Tenet Healthcare Corp	6.875%	11/15/31	B–	376,000
		Total Health Care Providers & Services				5,667,112

		Hotels, Restaurants & Leisure – 0.3%

555		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB+	521,700
1,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc., 144A	5.750%	2/01/27	BB+	1,035,000
		Total Hotels, Restaurants & Leisure				1,556,700

		Household Durables – 0.3%

900		KB Home	6.875%	6/15/27	BB–	927,000
600		LGI Homes Inc., 144A	6.875%	7/15/26	BB–	598,500
		Total Household Durables				1,525,500

		Independent Power & Renewable Electricity Producers – 0.5%

635		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	623,735
700		Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	691,250
625		NTPC Ltd, Reg S	4.500%	3/19/28	Baa2	635,381
575		Termocandelaria Power Ltd, 144A	7.875%	1/30/29	BB+	606,631
		Total Independent Power & Renewable Electricity Producers				2,556,997

		Machinery – 0.2%

1,175		USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB–	1,194,094

		Marine – 0.1%

600		Pelabuhan Indonesia II PT, 144A	4.250%	5/05/25	Baa2	606,462

		Media – 0.7%

1,250		Altice France SA/France, 144A	7.375%	5/01/26	B	1,225,000
200		CSC Holdings LLC, 144A	6.500%	2/01/29	BB	212,875
1,120		Lamar Media Corp	5.750%	2/01/26	BB	1,170,400
1,250		Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	1,257,812
		Total Media				3,866,087

		Mortgage Real Estate Investment Trusts – 0.2%

840		Starwood Property Trust Inc.	4.750%	3/15/25	BB–	835,800

		Multi-Utilities – 0.4%

1,840		Dominion Energy Inc.	5.750%	10/01/54	BBB–	1,877,260

		Oil, Gas & Consumable Fuels – 3.8%

1,725		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BBB–	1,750,875
280		Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B–	274,400
505		Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B–	467,125
600		Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BB	629,250
2,435		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	2,270,638
1,250		EnLink Midstream Partners LP	4.850%	7/15/26	BBB–	1,240,625
1,665		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	1,485,263
1,705		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	1,636,800

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$125		Global Partners LP / GLP Finance Corp	6.250%	7/15/22	B+	$123,438
450		Global Partners LP / GLP Finance Corp	7.000%	6/15/23	B+	445,500
600		KazTransGas JSC, 144A	4.375%	9/26/27	Baa3	581,646
1,105		Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B–	1,071,850
1,295		Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB–	1,202,408
1,175		PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	1,206,137
600		Peru LNG Srl, 144A	5.375%	3/22/30	BBB–	624,000
1,075		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,066,938
300		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	323,625
1,250		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.875%	1/15/29	BB	1,360,937
1,140		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	1,071,600
400		Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	B1	376,400
		Total Oil, Gas & Consumable Fuels				19,209,455

		Real Estate Management & Development – 1.2%

1,750	SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	4/05/68	N/R	1,235,492
3,310		Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	3,086,575
1,435		Kennedy-Wilson Inc.	5.875%	4/01/24	BB	1,426,031
200		RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB–	197,879
400		Shimao Property Holdings Ltd, Reg S	4.750%	7/03/22	BBB–	397,510
		Total Real Estate Management & Development				6,343,487

		Road & Rail – 0.5%

600		Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	603,000
600		Transnet SOC Ltd, 144A	4.000%	7/26/22	Baa3	588,511
1,250		United Rentals North America Inc.	5.500%	5/15/27	BB–	1,262,500
		Total Road & Rail				2,454,011

		Thrifts & Mortgage Finance – 0.3%

1,730		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	1,673,775

		Trading Companies & Distributors – 0.2%

890		Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	B+	878,875

		Transportation Infrastructure – 0.8%

600		Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB–	576,041
625		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB	686,562
1,025		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	1,049,344
600		DP World PLC, 144A	5.625%	9/25/48	Baa1	623,496
4,200	MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	212,616
900		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	865,350
		Total Transportation Infrastructure				4,013,409

		Wireless Telecommunication Services – 0.4%

865		Hughes Satellite Systems Corp	6.625%	8/01/26	BB–	847,700
727		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB	763,350
430		Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	439,675
		Total Wireless Telecommunication Services				2,050,725
		Total Corporate Bonds (cost $113,609,370)				113,186,844

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 20.7% (14.5% of Total Investments)

		Diversified Financial Services – 1.1%

$945		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$948,613
4,680		Transcanada Trust	5.625%	5/20/75	Baa2	4,575,636
		Total Diversified Financial Services				5,524,249

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Electric Utilities – 5.8%

$1,985		AES Gener SA, 144A	7.125%	3/26/79	BB	$2,029,662
2,175		AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	2,246,005
995		ComEd Financing III	6.350%	3/15/33	Baa2	1,016,641
5,623		Emera Inc.	6.750%	6/15/76	BBB–	6,002,552
3,870		Enel SpA, 144A	8.750%	9/24/73	BBB	4,242,294
3,429		NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.068% spread), (6)	4.659%	10/01/66	BBB	2,983,230
6,543		NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.125% spread), (6)	4.736%	6/15/67	BBB	5,708,768
3,825		PPL Capital Funding Inc., (3-Month LIBOR reference rate + 2.665% spread), (6)	5.266%	3/30/67	BBB	3,509,438
1,165		Southern Co/The	5.500%	3/15/57	BBB	1,187,186
910		SSE PLC, Reg S	4.750%	9/16/77	BBB–	882,700
		Total Electric Utilities				29,808,476

		Energy Equipment & Services – 3.4%

841		Energy Transfer Operating LP	6.250%	N/A (7)	BB	794,745
5,184		Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (6)	5.597%	11/01/66	Ba1	4,199,040
3,660		Plains All American Pipeline LP	6.125%	N/A (7)	BB	3,431,250
5,819		TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.210% spread), (6)	4.894%	5/15/67	Baa1	4,861,775
3,145		Transcanada Trust	5.875%	8/15/76	Baa2	3,190,760
1,085		Transcanada Trust	5.300%	3/15/77	Baa2	1,014,475
		Total Energy Equipment & Services				17,492,045

		Gas Utilities – 0.2%

960		SK E&S Co Ltd, 144A	4.875%	N/A (7)	BB+	952,800

		Marine – 0.5%

1,190		Royal Capital BV, Reg S	5.500%	N/A (7)	N/R	1,206,095
1,205		Royal Capital BV, Reg S	4.875%	N/A (7)	N/R	1,170,657
		Total Marine				2,376,752

		Multi-Utilities – 3.1%

3,935		CenterPoint Energy Inc.	6.125%	N/A (7)	BBB–	3,998,944
1,850		Dominion Energy Inc., (3-Month LIBOR reference rate + 2.825% spread), (6)	5.417%	6/30/66	BBB–	1,757,500
855		Dominion Energy Inc., (3-Month LIBOR reference rate + 2.300% spread), (6)	4.901%	9/30/66	BBB–	786,600
895		NiSource Inc.	5.650%	N/A (7)	BBB–	872,625
2,612		RWE AG, Reg S	6.625%	7/30/75	BB+	2,775,472
6,212		WEC Energy Group Inc., (3-Month LIBOR reference rate + 2.113% spread), (6)	4.796%	5/15/67	BBB	5,497,620
		Total Multi-Utilities				15,688,761

		Oil, Gas & Consumable Fuels – 5.1%

2,105		Buckeye Partners LP	6.375%	1/22/78	Ba1	1,868,187
6,110		Enbridge Inc.	6.000%	1/15/77	BBB–	6,064,175
6,510		Enbridge Inc.	5.500%	7/15/77	BBB–	6,151,950
2,335		Enbridge Inc.	6.250%	3/01/78	BBB–	2,318,655
5,310		Enterprise Products Operating LLC, (3-Month LIBOR reference rate + 2.778% spread), (6)	5.404%	6/01/67	Baa2	4,898,475
1,809		Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	1,671,787
3,635		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	3,362,375
		Total Oil, Gas & Consumable Fuels				26,335,604

		Real Estate Management & Development – 1.2%

5,000		AT Securities BV, Reg S	5.250%	N/A (7)	BBB–	4,740,530
1,090	EUR	CPI Property Group SA, Reg S	4.375%	N/A (7)	BB+	1,203,022
		Total Real Estate Management & Development				5,943,552

		Road & Rail – 0.3%

1,430		BNSF Funding Trust I	6.613%	12/15/55	A	1,544,400
		Total $1,000 Par (or similar) Institutional Preferred (cost $110,678,008)				105,666,639

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)			Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.6% (3.9% of Total Investments)

	Diversified Telecommunication Services – 0.5%

26,417	QTS Realty Trust Inc.			6.500%		B–	$2,869,415

	Electric Utilities – 1.4%

89,560	American Electric Power Co Inc.			6.125%		BBB	4,607,862
38,992	NextEra Energy Inc.			6.123%		BBB	2,412,045
	Total Electric Utilities						7,019,907

	Equity Real Estate Investment Trusts – 1.8%

61,199	Braemar Hotels & Resorts Inc.			5.500%		N/R	1,221,532
2,957	Crown Castle International Corp, (2)			6.875%		N/R	3,498,131
27,970	EPR Properties			9.000%		BB	1,059,783
8,708	Equity Commonwealth			6.500%		Baa3	238,251
9,858	Lexington Realty Trust			6.500%		N/R	531,149
25,062	RLJ Lodging Trust			1.950%		N/R	630,560
40,891	RPT Realty			7.250%		N/R	2,050,684
	Total Equity Real Estate Investment Trusts						9,230,090

	Multi-Utilities – 1.9%

57,042	CenterPoint Energy Inc.			7.000%		N/R	3,014,099
63,857	Dominion Energy Inc.			6.750%		BBB–	3,187,741
11,030	DTE Energy Co			6.500%		BBB+	610,510
20,340	Sempra Energy			6.000%		N/R	2,149,938
5,404	Sempra Energy			6.750%		N/R	573,689
	Total Multi-Utilities						9,535,977
	Total Convertible Preferred Securities (cost $26,753,045)						28,655,389

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.2% (2.9% of Total Investments) (8)

	Capital Markets – 0.3%

$748	Capital Automotive LP, Term Loan, First Lien	5.602%	1-Month LIBOR	2.500%	3/24/24	B1	$741,667
1,000	Capital Automotive LP, Term Loan, Second Lien	8.602%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,003,440
1,748	Total Capital Markets						1,745,107

	Chemicals – 0.2%

1,000	Messer Industries USA Inc., (WI/DD)	TBD	TBD	TBD	TBD	BB–	981,255

	Commercial Services & Supplies – 0.4%

754	EnergySolutions LLC	6.438%	3-Month LIBOR	3.750%	5/09/25	B–	668,811
559	Gopher Resource LLC, (WI/DD)	TBD	TBD	TBD	TBD	B	557,670
997	Iron Mountain Inc.	4.343%	1-Month LIBOR	1.750%	1/02/26	BB	970,365
2,310	Total Commercial Services & Supplies						2,196,846

	Equity Real Estate Investment Trusts – 0.2%

1,140	VICI Properties 1 LLC	4.602%	1-Month LIBOR	2.000%	12/20/24	BBB–	1,121,834

	Health Care Providers & Services – 0.5%

485	Concentra Inc.	5.252%	1-Month LIBOR	2.750%	6/01/22	B+	483,172
500	Envision Healthcare Corporation, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	468,960
1,750	Lifepoint Health, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,734,416
2,735	Total Health Care Providers & Services						2,686,548

	Hotels, Restaurants & Leisure – 0.2%

990	CityCenter Holdings LLC, Term Loan B	4.938%	1-Month LIBOR	2.250%	4/18/24	BB–	974,071

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

	Machinery – 0.3%

$1,340	Brookfield WEC Holdings Inc.	9.549%	1-Month LIBOR	6.750%	8/03/26	B–	$1,346,365

	Media – 0.3%

1,476	CSC Holdings LLC	5.734%	1-Month LIBOR	3.000%	4/15/27	BB	1,470,855

	Oil, Gas & Consumable Fuels – 0.7%

1,985	BCP Renaissance Parent LLC, Term Loan B	6.280%	3-Month LIBOR	3.500%	10/31/24	BB–	1,980,573
1,062	Brazos Delaware II LLC	6.599%	1-Month LIBOR	4.000%	5/21/25	BB–	1,011,000
799	Navitas Midstream Midland Basin LLC	7.115%	1-Month LIBOR	4.500%	12/13/24	BB	765,477
3,846	Total Oil, Gas & Consumable Fuels						3,757,050

	Real Estate Management & Development – 0.9%

2,985	GGP Nimbus LLC	5.097%	1-Month LIBOR	2.500%	8/27/25	BB+	2,881,928
1,540	Invitation Homes Operating Partnership LP	4.438%	1-Month LIBOR	1.700%	2/06/22	N/R	1,511,125
4,525	Total Real Estate Management & Development						4,393,053

	Road & Rail – 0.2%

604	Kenan Advantage Group, Inc.	5.625%	1-Month LIBOR	3.000%	7/31/22	B+	595,434
144	Kenan Advantage Group, Inc.	5.625%	1-Month LIBOR	3.000%	7/31/22	B+	141,596
748	Total Road & Rail						737,030
$21,858	Total Variable Rate Senior Loan Interests (cost $21,643,668)						21,410,014

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 1.0% (0.7% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.7%

$4,735	Cheniere Energy Inc.			4.250%	3/15/45	N/R	$3,702,178

	Real Estate Management & Development – 0.3%

1,360	Tricon Capital Group Inc., 144A			5.750%	3/31/22	N/R	1,421,200
$6,095	Total Convertible Bonds (cost $4,695,380)						5,123,378

Principal Amount (000)	Description (1)			Interest Rate (10)	Maturity (10)		Value

	WHOLE LOANS – 0.7% (0.5% of Total Investments) (11), (12)

	Commercial Loans – 0.4%

$13,956	NCH Commercial Pool 2, NCH Corporation, (13), (14), (15)			11.925%	1/01/49		$2,099,200

	Multifamily Loans – 0.3%

4,383	NCH Multifamily Pool 2, NCH Corporation, (13), (14), (15)			11.925%	1/01/49		1,399,687
$18,339	Total Whole Loans (cost $18,904,728)						3,498,887

Shares	Description (1), (16)						Value

	INVESTMENT COMPANIES – 0.5% (0.4% of Total Investments)

6,511,295	Keppel Infrastructure Trust						$2,235,585
360,445	Starwood European Real Estate Finance Ltd						492,935
	Total Investment Companies (cost $2,665,622)						2,728,520
	Total Long-Term Investments (cost $689,430,112)						701,375,458

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.2% (3.6% of Total Investments)

	REPURCHASE AGREEMENTS – 5.2% (3.6% of Total Investments)

$26,451	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $26,453,179, collateralized by: $10,160,000 U.S. Treasury Notes, 1.125%, due 9/30/21, value $9,954,565 and $16,730,000 U.S. Treasury Notes, 2.625%, due 2/28/23, value $17,033,081	1.200%	4/01/19	$26,450,534
	Total Short-Term Investments (cost $26,450,534)			26,450,534
	Total Investments (cost $715,880,646) – 142.4%			727,825,992
	Borrowings – (42.1)% (17), (18)			(215,225,000)
	Other Assets Less Liabilities – (0.3)% (19)			(1,626,215)
	Net Assets Applicable to Common Shares – 100%			$510,974,777

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (20)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Securities LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$488,345	$488,345

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments). investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$188,350,213	$114,215,802	$—	$302,566,015
$25 Par (or similar) Retail Preferred	112,813,323	5,726,449	—	118,539,772
Corporate Bonds	—	113,186,844	—	113,186,844
$1,000 Par (or similar) Institutional Preferred	—	105,666,639	—	105,666,639
Convertible Preferred Securities	25,157,258	3,498,131	—	28,655,389
Variable Rate Senior Loan Interests	—	21,410,014	—	21,410,014
Convertible Bonds	—	5,123,378	—	5,123,378
Whole Loans	—	—	3,498,887	3,498,887
Investment Companies	2,728,520	—	—	2,728,520

Short-Term Investments:
Repurchase Agreements	—	26,450,534	—	26,450,534

Investments in Derivatives:
Interest Rate Swaps*	—	488,345	—	488,345
Total	$329,049,314	$395,766,136	$3,498,887	$728,314,337
*	Represents net unrealized appreciation (depreciation).

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(11)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(12)

Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(13)

Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(14)	Loan is currently default with regards to scheduled interest and/or principal payments.

(15)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3.

(16)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(17)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(18)	Borrowings as a percentage of Total Investments is 29.6%.

(19)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(20)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.